NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
A summary of the Company’s notes payable as of March 31, 2017 and December 31, 2016 is as follows:

	2017	2016
Note
Reven Housing Texas, LLC	$7,460,535	$7,502,504
Reven Housing Texas 2, LLC	5,006,439	—
Reven Housing Tennessee, LLC	3,887,321	3,908,829
Reven Housing Florida, LLC	3,493,794	3,526,794
Reven Housing Florida 2, LLC	4,875,898	4,875,898
	24,723,987	19,814,025
Less deferred loan fees, net	(395,753)	(359,648)
Notes payable, net	$24,328,234	$19,454,377

A summary of the Company’s notes payable as of December 31, 2016 and December 31, 2015 is as follows:

	2016	2015
Note
Reven Housing Texas, LLC	$7,502,504	$7,570,000
Reven Housing Tennessee, LLC	3,908,829	3,917,530
Reven Housing Florida, LLC	3,526,794	3,526,985
Reven Housing Florida 2, LLC	4,875,898	4,875,895
	19,814,025	19,890,410
Less deferred loan fees, net	(359,648)	(480,956)
Notes payable, net	$19,454,377	$19,409,454

Schedule of Long-term Debt Instruments [Table Text Block]
The following is a schedule of maturities, including principal amortization payments, for all notes payable outstanding as of December 31, 2016:

2017	$321,521
2018	442,776
2019	11,095,495
2020	7,954,233
$19,814,025